CRITICAL ACCOUNTING JUDGEMENTS AND KEY SOURCES OF ESTIMATION UNCERTAINTY (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Trade receivables
Disclosure of subsidiaries [line items]
Impairment (recovery) of trade receivables	$ 5,323	$ (107)	$ 275